245 Summer Street	Fidelity® Investments
Boston, MA 02210

|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	January 3, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Merrimack Street Trust (the trust):
Fidelity Systematic Municipal Bond Index ETF File No. 333-186372

Ladies and Gentlemen:

On behalf of the trust, transmitted herewith pursuant to the Securities Act of 1933 and Rule 488 thereunder, is the trust’s Registration Statement on Form N-14. The purpose of this filing is to register shares of beneficial interest of Fidelity Systematic Municipal Bond Index ETF, a series of the trust in connection with the proposed acquisition by Fidelity Systematic Municipal Bond ETF of all of the assets of Fidelity Municipal Bond Index Fund a series of Fidelity Salem Street Trust (File Nos. 002-41839 and 811-02105)] and the assumption by Fidelity Systematic Municipal Bond Index ETF of the liabilities of Fidelity Municipal Bond Index Fund, solely in exchange for shares of Fidelity Systematic Municipal Bond Index ETF (the “Reorganization”). The Reorganization is in connection with an Agreement and Plan of Reorganization (the “Agreement”).

In connection with the Reorganization, filed herewith are the Information Statement and Prospectus (the “Information Statement”) and Agreement to be sent to shareholders of Fidelity Municipal Bond Index Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

It is expected that the Information Statement will be mailed to shareholders on or about February 18, 2025, more than 20 days before the closing of the Reorganization. Accordingly, pursuant to Instruction F of Form N-14, the Part B of the Form N-14 will not accompany the Information Statement sent to shareholders. As required by Instruction F, a statement indicating that documents are available upon oral or written request without charge is included in the Information Statement.

We would appreciate receiving Staff comments, if any, on this filing no later than January 23, 2025. Questions or comments regarding this filing should be directed to Renee Fuller at (603) 721-4221.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||\\\\	Sincerely,

/s/ Renee Fuller
Renee Fuller
Legal Product Group